EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.79%
118,413	Freeport-McMoRan Inc	$ 3,236,227
9,834	Sherwin-Williams Co	2,013,512
		5,249,739
Communications — 14.92%
637	Airbnb Inc Class A(a)	66,910
421,948	Alphabet Inc Class C(a)	40,570,300
257,511	Amazon.com Inc(a)	29,098,743
4,200	Booking Holdings Inc(a)	6,901,482
58,295	CDW Corp	9,098,684
2,773	Etsy Inc(a)	277,660
10,173	FactSet Research Systems Inc	4,070,319
4,626	Match Group Inc(a)	220,891
152	MercadoLibre Inc(a)	125,823
6,470	Meta Platforms Inc Class A(a)	877,850
32,987	Motorola Solutions Inc	7,388,098
532	Shopify Inc Class A(a)	14,332
4,424	Snap Inc Class A(a)	43,444
2,781	Trade Desk Inc Class A(a)	166,165
745	Wayfair Inc Class A(a)(b)	24,250
		98,944,951
Consumer, Cyclical — 10.28%
4,556	AutoZone Inc(a)	9,758,633
1,801	Carvana Co(a)(b)	36,560
1,695	Chipotle Mexican Grill Inc(a)	2,547,178
24,533	Copart Inc(a)	2,610,311
32,210	Hilton Worldwide Holdings Inc	3,885,170
42,486	Lowe's Cos Inc	7,979,296
24,776	Marriott International Inc Class A	3,472,109
10,574	O'Reilly Automotive Inc(a)	7,437,223
76,777	Ross Stores Inc	6,469,998
52,530	Tapestry Inc	1,493,428
15,523	Target Corp	2,303,458
51,585	Tesla Inc(a)	13,682,921
105,200	TJX Cos Inc	6,535,024
		68,211,309
Consumer, Non-Cyclical — 22.50%
75,477	AbbVie Inc	10,129,768
3,601	Alnylam Pharmaceuticals Inc(a)	720,776
16,288	Amgen Inc	3,671,315
12,152	Automatic Data Processing Inc	2,748,661
1,626	Block Inc(a)	89,414
161,180	Coca-Cola Co	9,029,304
57,081	CVS Health Corp	5,443,815
32,638	Danaher Corp	8,430,069
12,866	Dexcom Inc(a)	1,036,228
69,250	Edwards Lifesciences Corp(a)	5,722,128
57,195	Eli Lilly & Co	18,494,003
10,361	Equifax Inc	1,776,186
7,877	Estee Lauder Cos Inc Class A	1,700,644
7,683	Exact Sciences Corp(a)	249,621
22,258	HCA Healthcare Inc	4,090,798
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
19,252	Intuitive Surgical Inc(a)	$ 3,608,595
26,169	McKesson Corp	8,894,058
1,730	Moderna Inc(a)	204,573
24,670	Monster Beverage Corp(a)	2,145,303
87,690	PayPal Holdings Inc(a)	7,547,478
57,030	PepsiCo Inc	9,310,718
105,945	Pfizer Inc	4,636,153
11,061	Regeneron Pharmaceuticals Inc(a)	7,619,591
14,581	Seagen Inc(a)	1,995,118
28,837	Thermo Fisher Scientific Inc	14,625,838
13,155	UnitedHealth Group Inc	6,643,801
51,161	Verisk Analytics Inc	8,724,485
		149,288,441
Energy — 2.92%
71,436	ConocoPhillips	7,310,760
2,913	Enphase Energy Inc(a)	808,270
314,060	Schlumberger NV	11,274,754
		19,393,784
Financial — 11.00%
53,390	Blackstone Inc	4,468,743
11,992	Capital One Financial Corp	1,105,302
287,592	Charles Schwab Corp	20,669,237
87,682	Intercontinental Exchange Inc	7,922,069
53,030	Mastercard Inc Class A	15,078,550
45,292	Morgan Stanley	3,578,521
80,297	Progressive Corp	9,331,314
9,583	SVB Financial Group(a)	3,217,780
42,612	Visa Inc Class A	7,570,022
		72,941,538
Industrial — 6.24%
213,224	Amphenol Corp Class A	14,277,479
23,697	Deere & Co	7,912,191
28,774	Eaton Corp PLC	3,837,301
24,582	Illinois Tool Works Inc	4,440,738
19,779	Rockwell Automation Inc	4,254,661
14,859	Trane Technologies PLC	2,151,732
28,183	United Parcel Service Inc Class B	4,552,682
		41,426,784
Technology — 25.97%
20,239	Adobe Inc(a)	5,569,773
104,840	Advanced Micro Devices Inc(a)	6,642,662
330,692	Apple Inc	45,701,635
4,389	ASML Holding NV	1,822,971
45,607	Cognizant Technology Solutions Corp Class A	2,619,666
48,625	Electronic Arts Inc(a)	5,626,399
443	HubSpot Inc(a)	119,663
18,741	International Business Machines Corp	2,226,618
7,963	Intuit Inc	3,084,229

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Technology — (continued)
3,352	Lam Research Corp	$ 1,226,832
219,749	Microsoft Corp	51,179,542
2,145	MongoDB Inc(a)	425,911
2,023	MSCI Inc Class A	853,281
94,188	NVIDIA Corp	11,433,481
85,030	Oracle Corp	5,192,782
110,152	QUALCOMM Inc	12,444,973
58,727	Salesforce Inc(a)	8,447,292
14,058	Synopsys Inc(a)	4,294,860
18,638	Texas Instruments Inc	2,884,790
3,199	Workday Inc Class A(a)	486,952
		172,284,312
TOTAL COMMON STOCK — 94.62% (Cost $626,877,588)		$627,740,858
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.01%
$15,597	Undivided interest of 0.01% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Bank of America Securities Inc, 3.05%, dated 9/30/22 to be repurchased at $15,597 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 7/1/50 - 9/1/52, with a value of $119,669,111.(c)	15,597
15,597	Undivided interest of 0.01% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Citigroup Global Markets Inc, 3.05%, dated 9/30/22 to be repurchased at $15,597 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.38%, 2/15/24 - 3/20/52, with a value of $119,669,116.(c)	15,597
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 15,597	Undivided interest of 0.01% in a repurchase agreement (principal amount/value $118,322,658 with a maturity value of $118,352,633) with RBC Capital Markets Corp, 3.04%, dated 9/30/22 to be repurchased at $15,597 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/15/25 - 8/20/52, with a value of $120,689,112.(c)	$ 15,597
15,597	Undivided interest of 0.02% in a repurchase agreement (principal amount/value $94,920,325 with a maturity value of $94,944,451) with Bank of Montreal, 3.05%, dated 9/30/22 to be repurchased at $15,597 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 8/1/36 - 9/1/52, with a value of $96,818,731.(c)	15,597
3,277	Undivided interest of 0.74% in a repurchase agreement (principal amount/value $443,136 with a maturity value of $443,245) with TD Securities (USA) Inc, 2.95%, dated 9/30/22 to be repurchased at $3,277 on 10/3/22 collateralized by U.S. Treasury securities, 0.13% - 3.00%, 10/15/22 - 5/15/32, with a value of $451,999.(c)	3,277
TOTAL SHORT TERM INVESTMENTS — 0.01% (Cost $65,665)		$65,665
TOTAL INVESTMENTS — 94.63% (Cost $626,943,253)		$627,806,523
OTHER ASSETS & LIABILITIES, NET — 5.37%		$35,608,573
TOTAL NET ASSETS — 100.00%		$663,415,096

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2022.
(c)	Collateral received for securities on loan.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

September 30, 2022

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2022